Basis of Preparation (Details)			12 Months Ended
	May 13, 2024	May 12, 2024	Dec. 31, 2024
Greenstone
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	60.00%	60.00%
Greenstone
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%		20.00%